Fair Value Measurements (Details) - Schedule of Fair Value, Assets and Liabilities Measured on a Recurring Basis (USD $)	Dec. 31, 2014	Dec. 31, 2013
Unrealized gain on open contracts:
Futures positions	$ 481,931	$ 762,636
Liabilities
Options written on futures contracts	(15,976)	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Unrealized gain on open contracts:
Futures positions	492,477	762,636
Forwards currency postions	0
Total assets	492,477	762,636
Liabilities
Options written on futures contracts	(15,976)
	(15,976)
Total fair value	476,501	762,636
Assets
Fixed income securities		0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Unrealized gain on open contracts:
Futures positions	0	0
Forwards currency postions	(10,546)
Total assets	(10,546)	1,465,195
Liabilities
Options written on futures contracts	0
	0
Total fair value	(10,546)	1,465,195
Assets
Fixed income securities		1,465,195
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Unrealized gain on open contracts:
Futures positions	0	0
Forwards currency postions	0
Total assets	0	0
Liabilities
Options written on futures contracts	0
	0
Total fair value	0	0
Assets
Fixed income securities		0
Fair Value, Measurements, Recurring [Member]
Unrealized gain on open contracts:
Futures positions	492,477	762,636
Forwards currency postions	(10,546)
Total assets	481,931	2,227,831
Liabilities
Options written on futures contracts	(15,976)
	(15,976)
Total fair value	465,955	2,227,831
Assets
Fixed income securities		$ 1,465,195